Note 3 – Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Note 3 – Equity

Note 3 – Equity

Preferred Stock

The Company has authorized the issuance of up to 20,000 shares of $0.001 par value Series E Preferred Stock. The Series E Preferred Stock is preferred as to dividends and liquidation over common stock, has a liquidation value of $1,000 per share, and has a dividend rate of 12% of liquidation value per year. As of June 30, 2022 and December 31, 2021, there were no Series E Preferred Stock issued or outstanding.

Common Stock

On January 13, 2021 and February 22, 2021, the Company issued an aggregate of 9,284,445 shares of common stock upon conversion of an outstanding convertible note with a principal balance of $40,000 and $6,422 of accrued interest. The Company did not engage in any general solicitation or advertising in connection with the issuance of the note, and the noteholder was an accredited investor within the meaning of Rule 501. The issuance of these shares was exempt from registration pursuant to Rule 506 under Regulation D.

On April 1, 2021, the Company issued 50,000 shares of common stock as payment for professional services rendered. Based upon the fair value of the shares issued, the Company recorded a general and administration expense of $550. The Company did not engage in any general solicitation or advertising in connection with the issuance of these shares. The issuance of these shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act.

NOTE 2 – EQUITY

Preferred Stock

The Company has authorized the issuance of up to 20,000 shares of $0.001 par value Series E Preferred Stock. The Series E Preferred Stock is preferred as to dividends and liquidation over common stock, has a liquidation value of $1,000 per share, and has a dividend rate of 12% of liquidation value per year. As of December 31, 2021 and December 31, 2020, there were no Series E Preferred Stock issued or outstanding.

Common Stock

On January 13, 2021 and February 22, 2021, the Company issued a total 9,284,445 shares of common stock upon conversion of an outstanding convertible note with a principal balance of $40,000 and $6,422 of accrued interest. The Company did not engage in any general solicitation or advertising in connection with the issuance of the note, and the noteholder was an accredited investor within the meaning of Rule 501. The issuance of these shares was exempt from registration pursuant to Rule 506 under Regulation D.

On April 1, 2021, the Company issued 50,000 shares of common stock as payment for professional services rendered. Based upon the fair value of the shares issued, we recorded a general and administration expense of $550.

On October 12, 2021, the Company issued 18,667,312 shares of common stock as compensation for services rendered by the Corporation’s former Chief Executive Officer, Vincent Andreula. Based upon the fair value of the shares issued, we recorded an owner’s compensation of $28,860. The Company did not engage in any general solicitation or advertising in connection with the issuance of these shares. The issuance of these shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act.